Shareholders’ Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Shareholders’ Deficit [Abstract]
SHAREHOLDERS’ DEFICIT

NOTE 13 – SHAREHOLDERS’ DEFICIT

Private Placements

During the three months ended March 31, 2025, the Company sold 2,000 shares of common stock to one investor in a private placement transaction. The Company received $10,000 in proceeds from the sale. In connection with the stock sales, the Company also agreed to extend the expiration date on 1,176,471 warrants to purchase shares of common stock at an exercise price of $0.15 per share for an additional two years.

The Company had no private placement transactions during the three months ended March 31, 2026.

Common Stock Issuable

As of March 31, 2026 and December 31, 2025, the Company was obligated to issue the following shares:

	March 31, 2026		December 31, 2025
	Amount	Shares	Amount	Shares

Shares issuable to employees and consultants	$49,505	82,910	$49,498	9,931
Private placement issuable	11,851	12,121	11,851	12,121
	$61,356	95,031	$61,349	22,052

Stock Warrants

Transactions involving our stock warrants during the three months ended March 31, 2026 and 2025 are summarized as follows:

	2026		2025
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	804,351	$16.31	1,014,888	$16.00
Granted during the period	49,615	$5.04	13,534	$4.00
Exercised during the period	—	$—	—	$—
Expired during the period	(195,252)	$(34.27)	(225,420)	$(13.00)
Down round adjustments during the period	14,110	4.25	—	—
Outstanding at end of the period	672,824	$9.92	803,002	$17.00

Exercisable at end of the period	672,824	$9.92	803,002	$17.00

Weighted average remaining life	5.5	years	4.5	years

The following table summarizes information about the Company’s stock warrants outstanding as of March 31, 2026:

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.02 to 10.00	459,698	7.3	$4.80	459,698	$4.80
$10.01 to 25.00	184,434	2.0	$15.00	184,434	$15.00
$25.01 to 50.00	5,334	0.4	$25.00	5,334	$25.00
$50.01 to 105.00	23,358	0.4	$67.28	23,358	$67.28
$0.02 to 105.00	672,824	5.5	$9.92	672,824	$9.92

During the three months ended March 31, 2026 and 2025, the Company issued 49,615 and 13,534 warrants, respectively, the aggregate grant date fair value of which was $63,836 and $25,625, respectively. There were no warrants exercised during the three months ended March 31, 2026 or 2025. The fair value of the warrants was calculated using the following range of assumptions:

	2026	2025
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	3.72% to 3.85%	3.65% to 4.69%
Expected life range (in years)	5.00 years	5.00 to 10.00 years
Volatility range	151.64% to 152.41%	139.73% to 173.25%
Dividend yield	0.00%	0.00%
Expected forfeiture	33.00%	33.00%

Equity Incentive Plans

On January 1, 2016, the Company adopted the 2016 Equity Incentive Plan (the “2016 EIP”) for the purpose of having equity awards available to allow for equity participation by its employees, consultants and non-employee directors. The 2016 EIP allowed for the issuance of up to 155,037 shares of the Company’s common stock, which may be issued in the form of stock options, stock appreciation rights, or common shares. The 2016 EIP is governed by the Board, or a committee that may be appointed by the Board in the future. The 2016 EIP expired during 2021 but allows for the prospective issuance of common shares upon vesting of stock awards or exercise of stock options granted prior to expiration of the 2016 EIP.

On September 9, 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 EIP” and, together with the 2016 EIP, the “EIPs”) for the purpose of having equity awards available to allow for equity participation by its employees, consultants and non-employee directors. The 2021 EIP allows for the issuance of up to 200,000 shares of the Company’s common stock, which may be issued in the form of stock options, stock appreciation rights, or common shares. The 2021 EIP is governed by the Board, or a committee that may be appointed by the Board in the future.

Amounts recognized in the financial statements with respect to the EIPs in the three months ended March 31, 2026 and 2025 were as follows:

	Three Months Ended March 31,
	2026	2025
Total cost of share-based payment plans during the period	$297,522	$7,126
Amounts capitalized in deferred equity compensation during period	$—	$—
Amounts written off from deferred equity compensation during period	$—	$—
Amounts charged against income for amounts previously capitalized	$—	$—
Amounts charged against income, before income tax benefit	$297,522	$7,126
Amount of related income tax benefit recognized in income	$—	$—

Stock Options

Stock options granted under the EIPs typically vest over a period of three to four years or based on achievement of Company and individual performance goals. The following table summarizes stock option activity as of and for the three months ended March 31, 2026 and 2025:

	2026		2025
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
Stock options	Number	Price	Number	Price
Outstanding at beginning of period	135,791	$4.26	61,574	$7.00
Granted during the period	—	$—	—	$—
Exercised during the period	—	$—	—	$—
Forfeited during the period	(4,617)	$(9.66)	—	$—
Outstanding at end of period	131,174	$4.07	61,574	$7.00

Options exercisable at period-end	112,674	$4.15	50,074	$7.00

As of March 31, 2026, there was $19,142 of total unrecognized compensation cost related to options granted under the EIPs. That cost is expected to be recognized over a weighted-average period of 0.3 years.

No options were granted during the years ended three months ended March 31, 2026 or 2025. The total fair value of options vested during the three months ended March 31, 2026 and 2025 was $27,108 and $7,966, respectively. No options were exercised during the three months ended March 31, 2026 or 2025. Stock based compensation expense related to stock options was $22,627 and $7,126 in the three months ended March 31, 2026 and 2025, respectively.

The fair value of each stock option award is estimated on the date of grant using a binomial lattice option-pricing model based on the assumptions noted in the following table. The Company’s accounting policy is to estimate forfeitures in determining the amount of total compensation cost to record each period. The fair value of options granted for the three months ended March 31, 2026 and 2025 was calculated using the following range of assumptions:

	2026	2025
Pricing model utilized	No Grants	No Grants
Risk free rate range	No Grants	No Grants
Expected life range (in years)	No Grants	No Grants
Volatility range	No Grants	No Grants
Dividend yield	No Grants	No Grants
Expected forfeiture	No Grants	No Grants

The following table summarizes the status and activity of nonvested options issued pursuant to the EIPs as of and for the three months ended March 31, 2026 and 2025:

	2026		2025
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock options	Shares	Fair Value	Shares	Fair Value
Nonvested options at beginning of period	33,000	$2.23	13,500	$5.00
Granted	—	$—	—	$—
Vested	(14,500)	$(1.87)	(2,000)	$(4.00)
Forfeited	—	$—	—	$—
Nonvested options at end of period	18,500	$2.51	11,500	$5.00

Stock Grants

Stock grant awards made under the EIPs typically vest either immediately or over a period of up to four years. The following table summarizes stock grant activity as of and for the three months ended March 31, 2026 and 2025:

	2026		2025
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock Grants	Shares	Fair Value	Shares	Fair Value
Nonvested grants at beginning of period	346,250	$1.43	—	$—
Granted	—	$—	—	$—
Vested	(49,688)	$(1.39)	—	$—
Forfeited	—	$—	—	$—
Nonvested grants at end of period	296,562	$1.43	—	$—

As of March 31, 2026, there was $268,157 of total unrecognized compensation cost related to stock grants made under the EIPs. The aggregate fair value of share grants that vested during the three months ended March 31, 2026 and 2025 was $69,096 and $-0-, respectively. Stock based compensation expense related to stock grants was $69,095 and $-0- in the three months ended March 31, 2026 and 2025, respectively.

The fair value of each stock grant is calculated using the closing sale price of the Company’s common stock on the date of grant. The Company’s accounting policy is to estimate forfeitures in determining the amount of total compensation cost to record each period.

NOTE 14 – SHAREHOLDERS’ DEFICIT

Private Placements

During the year ended December 31, 2025, the Company sold 14,121 shares of common stock to two investors in two separate private placement transactions. The Company received $30,000 in proceeds from the sale. In connection with the stock sales, the Company also issued 12,121 ten-year warrants to purchase shares of common stock at an exercise price of $1.65 per shares and agreed to extend the expiration date on 11,765 warrants to purchase shares of common stock at an exercise price of $15.00 per share for an additional two years.

During the year ended December 31, 2024, the Company sold 59,772 shares of common stock to four investors in separate private placement transactions. The Company received $405,000 in proceeds from the sales. In connection with the sales, the Company also issued 25,501 five-year warrants to purchase shares of common stock at an exercise price of $17.00 per share and 4,386 five-year warrants to purchase shares of common stock at an exercise price of $16.00 per share. The Company was also obligated to issue 5,478 shares with a value of $35,134 as a stock issuance fee related to the private placement sales. Such shares were issued in 2025.

Shares issued to Consultants

During the year ended December 31, 2025, the Company issued to a consultant a ten-year stock option to purchase 75,000 shares of common stock at an exercise price of $2.20 per share for software development services provided and to be provided. The Company also issued a restricted stock unit to a consultant for 187,500 shares for business development services to be provided.

During the year ended December 31, 2024, the Company issued to a consultant a ten-year stock option to purchase 25,050 shares of common stock at an exercise price of $5.69 per share in satisfaction of common stock issuable accrued to the consultant for services provided between 2021 and 2024.

Common Stock Issuable

As of December 31, 2025 and 2024, the Company was obligated to issue the following shares:

	December 31, 2025		December 31, 2024
	Amount	Shares	Amount	Shares
Shares issuable to employees and consultants	$49,498	9,931	$81,632	14,305
Shares issuable to independent directors	–	–	80,000	16,327
Private placement issuable	11,851	12,121	–	–
	$61,349	22,052	$161,632	30,632

Stock Warrants

Transactions involving our stock warrants during the years ended December 31, 2025 and 2024 are summarized as follows:

	2025		2024
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	1,014,932	$16.25	774,146	$20.48
Granted during the period	69,333	$2.26	302,308	$6.38
Exercised during the period	–	$–	–	$–
Expired during the period	(279,914)	$(12.61)	(61,522)	$(27.84)
Outstanding at end of the period	804,351	$16.31	1,014,932	$16.43

Exercisable at end of the period	804,351	$16.31	1,014,888	$16.43

Weighted average remaining life	4.4 years		3.6 years

The following table summarizes information about the Company’s stock warrants outstanding as of December 31, 2025:

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.02 to 10.00	395,973	7.9	$4.94	395,973	$4.94
$10.01 to 25.00	184,434	2.2	$15.00	184,434	$15.00
$25.01 to 50.00	194,334	0.1	$32.91	194,334	$32.91
$50.01 to 105.00	29,610	0.5	$67.57	29,610	$67.57
$0.02 to 105.00	804,351	4.4	$16.31	804,351	$16.31

During the years ended December 31, 2025 and 2024, the Company issued 69,333 and 302,308 warrants, respectively, the aggregate grant date fair value of which was $87,378 and $1,046,188, respectively. There were no warrants exercised during the years ended December 31, 2025 or 2024. The fair value of the warrants was calculated using the following range of assumptions:

	2025	2024
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	3.70% to 4.24%	3.65% to 4.69%
Expected life range (in years)	10.00 years	5.00 to 10.00 years
Volatility range	159.13% to 175.32%	139.73% to 173.25%
Dividend yield	0.00%	0.00%
Expected forfeiture	44.00%	33.00%

Equity Incentive Plans

On January 1, 2016, the Company adopted the 2016 Equity Incentive Plan (the “2016 EIP”) for the purpose of having equity awards available to allow for equity participation by its employees, consultants and non-employee directors. The 2016 EIP allowed for the issuance of up to 155,037 shares of the Company’s common stock, which may be issued in the form of stock options, stock appreciation rights, or common shares. The 2016 EIP is governed by the Board, or a committee that may be appointed by the Board in the future. The 2016 EIP expired during 2021 but allows for the prospective issuance of common shares upon vesting of stock awards or exercise of stock options granted prior to expiration of the 2016 EIP.

On September 9, 2021, the Company adopted the 2021 Equity Incentive Plan (the “2021 EIP” and, together with the 2016 EIP, the “EIPs”) for the purpose of having equity awards available to allow for equity participation by its employees, consultants and non-employee directors. The 2021 EIP allows for the issuance of up to 200,000 shares of the Company’s common stock, which may be issued in the form of stock options, stock appreciation rights, or common shares. The 2021 EIP is governed by the Board, or a committee that may be appointed by the Board in the future.

Amounts recognized in the financial statements with respect to the EIPs in the years ended December 31, 2025 and 2024 were as follows:

	Year Ended December 31,
	2025	2024
Total cost of share-based payment plans during the period	$158,625	$153,186
Amounts capitalized in deferred equity compensation during period	$–	$–
Amounts written off from deferred equity compensation during period	$–	$57,147
Amounts charged against income for amounts previously capitalized	$–	$–
Amounts charged against income, before income tax benefit	$158,625	$210,333
Amount of related income tax benefit recognized in income	$–	$–

Stock Options

Stock options granted under the EIPs typically vest over a period of three to four years or based on achievement of Company and individual performance goals. The following table summarizes stock option activity as of and for the years ended December 31, 2025 and 2024:

	2025		2024
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
Stock options	Number	Price	Number	Price
Outstanding at beginning of period	61,579	$6.94	50,937	$15.57
Granted during the period	75,000	$2.20	48,055	$5.84
Exercised during the period	–	$–	–	$–
Forfeited during the period	(788)	$(17.33)	(37,413)	$(17.48)
Outstanding at end of period	135,791	$4.26	61,579	$6.94

Options exercisable at period-end	102,791	$4.60	48,074	$6.94

As of December 31, 2025, there was $50,151 of total unrecognized compensation cost related to options granted under the EIPs. That cost is expected to be recognized over a weighted-average period of 0.5 years.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2025 and 2024 was $1.53 and $4.00, respectively. The total fair value of options vested during the years ended December 31, 2025 and 2024 was $105,074 and $153,542, respectively. No options were exercised during the years ended December 31, 2025 or 2024. Stock based compensation expense related to stock options was $98,752 and $77,860 in the years ended December 31, 2025 and 2024, respectively.

The fair value of each stock option award is estimated on the date of grant using a binomial lattice option-pricing model based on the assumptions noted in the following table. The Company’s accounting policy is to estimate forfeitures in determining the amount of total compensation cost to record each period. The fair value of options granted for the years ended December 31, 2025 and 2024 was calculated using the following range of assumptions:

	2025	2024
Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	4.26%	4.20% to 4.23%
Expected life range (in years)	10.00 years	10.00 years
Volatility range	172.20%	173.09% to 173.25%
Dividend yield	0.00%	0.00%
Expected forfeiture	30.00%	30.00%

The following table summarizes the status and activity of nonvested options issued pursuant to the EIPs as of and for the years ended December 31, 2025 and 2024:

	2025		2024
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock options	Shares	Fair Value	Shares	Fair Value
Nonvested options at beginning of period	13,500	$4.75	10,731	$6.14
Granted	75,000	$1.53	48,049	$4.09
Vested	(55,500)	$(1.89)	(37,322)	$(4.11)
Forfeited	–	$–	(7,958)	$(5.62)
Nonvested options at end of period	33,000	$2.23	13,500	$4.75

Stock Grants

Stock grant awards made under the EIPs typically vest either immediately or over a period of up to four years. The following table summarizes stock grant activity as of and for the years ended December 31, 2025 and 2024:

	2025		2024
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
Stock Grants	Shares	Fair Value	Shares	Fair Value
Nonvested grants at beginning of period	–	$–	14,845	$5.19
Granted	369,541	$1.43	–	$–
Vested	(23,291)	$(1.47)	(12,295)	$(4.93)
Forfeited	–	$–	(2,550)	$(6.43)
Nonvested grants at end of period	346,250	$1.43	–	$–

As of December 31, 2025, there was $337,252 of total unrecognized compensation cost related to stock grants made under the EIPs. The aggregate fair value of share grants that vested during the years ended December 31, 2025 and 2024 was $34,238 and $60,588, respectively. Stock based compensation expense related to stock grants was $53,776 and $3,788 in the years ended December 31, 2025 and 2024, respectively.

The fair value of each stock grant is calculated using the closing sale price of the Company’s common stock on the date of grant. The Company’s accounting policy is to estimate forfeitures in determining the amount of total compensation cost to record each period.